SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,963	$ 116,711	$ 106,987
Accumulated depreciation	(10,865)	(84,751)	(64,390)
Property and equipment, net	4,098	31,960	42,597
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,130	94,616	84,892
Office Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,833	$ 22,095	$ 22,095